Subsequent Events (Details)	Jan. 11, 2019 $ / shares shares	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Subsequent Events (Textual)
Borrow an aggregate amount | $								$ 8,858,457	$ 7,540,381
Common stock authorized | shares								200,000,000	200,000,000
Subsequent Event [Member]
Subsequent Events (Textual)
Common shares issued | shares	2,000,000
Subsequent Event [Member] | Short-term Debt [Member]
Subsequent Events (Textual)
Borrow an aggregate amount | $		$ 2,200,000			$ 2,200,000	$ 2,200,000
Subsequent Event [Member] | Short-term Debt [Member] | RMB [Member]
Subsequent Events (Textual)
Borrow an aggregate amount | ¥							¥ 15,000,000
Subsequent Event [Member] | Long-term Debt [Member]
Subsequent Events (Textual)
Borrow an aggregate amount | $			$ 727,000
Subsequent Event [Member] | Long-term Debt [Member] | RMB [Member]
Subsequent Events (Textual)
Borrow an aggregate amount | ¥				¥ 5,000,000
Subsequent Event [Member] | 2018 Share Incentive Plan [Member]
Subsequent Events (Textual)
Common stock authorized | shares	2,000,000
Common share price | $ / shares	$ 0.001